Discontinued Operations - Summary of Results from Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues	$ 540	$ 762	$ 1,643	$ 3,026
Expenses
Cost of sales and other production expenses	458	592	1,142	1,722
Research and development expenses	15,797	22,289	32,782	39,760
Administration, selling and marketing expenses	9,851	18,045	20,523	25,140
Finance costs	1,852	3,348	3,482	10,497
Net loss from continuing operations before taxes	$ (27,957)	(134,693)	$ (55,614)	(163,807)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		7,990		13,959
Expenses
Cost of sales and other production expenses		3,289		6,511
Research and development expenses		1,868		3,589
Administration, selling and marketing expenses		545		1,094
Gain on foreign exchange		(149)		(156)
Finance costs		208		412
Net loss from continuing operations before taxes		$ 2,229		$ 2,509